Property, Plant And Equipment - Schedule of Leasehold Property Net Book Value Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	£ 4,379	£ 4,583
Differences on exchange	(13)	(235)
Depreciation, amortisation and impairment costs	(2,547)	(3,101)	£ (28,614)
Property, plant and equipment including right-of-use assets closing balance	4,483	4,379	4,583
Leasehold property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	457	452
Differences on exchange	3	(26)
Depreciation, amortisation and impairment costs	(107)	(138)
Other net movements	83	169
Property, plant and equipment including right-of-use assets closing balance	436	457	452
Leasehold property | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	95	147
Differences on exchange	7	(7)
Depreciation, amortisation and impairment costs	(14)	(50)
Other net movements	23	5
Property, plant and equipment including right-of-use assets closing balance	111	95	147
Leasehold property | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets opening balance	362	305
Differences on exchange	(4)	(19)
Depreciation, amortisation and impairment costs	(93)	(88)
Other net movements	60	164
Property, plant and equipment including right-of-use assets closing balance	£ 325	£ 362	£ 305